Related Party Transactions - Schedule of Accounts Payables (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Image P2P Trading Group Limited [Member] | Wan An Huan Sheng Biomass Energy Ltd. Co. [Member]
Accounts Payables	$ 169,065	$ 73,377